ENTITY-WIDE DISCLOSURE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	12.80%	12.60%	8.40%